Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Equity

NOTE 11 — EQUITY

Preferred Stock

In connection with the Spin-off, the Company authorized 100,000,000 shares of preferred stock, par value of $0.0001 per share.  No shares have been issued as of December 31, 2016.  The Board has the discretion, subject to limitations prescribed by Delaware law and by its amended and restated certificate of incorporation, to determine the rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock, when and if issued.

Common Stock

In connection with the Spin-off, the Company authorized 300,000,000 shares of common stock, par value of $0.0001 per share, and issued 28,412,054 shares of common stock on April 29, 2016 to CHS stockholders of record on the Record Date, or April 22, 2016.  The common stock began “regular-way” trading on the NYSE on May 2, 2016 under the ticker symbol “QHC”.  As of December 31, 2016, the Company had 29,482,050 shares of common stock issued and outstanding.

Holders of the Company’s common stock are entitled to one vote for each share held of record on all matters for which stockholders may vote.  Holders of the Company’s common stock will not have cumulative voting rights in the election of directors.  There are no preemptive rights, conversion, redemption or sinking fund provisions applicable to the common stock.  In the event of liquidation, dissolution or winding up, holders of common stock are entitled to share ratably in the assets available for distribution. Delaware law prohibits the Company from paying any dividends unless it has capital surplus or net profits available for this purpose. In addition, the Company’s Credit Agreements impose restrictions on its ability to pay dividends.

Additional Paid-in Capital

In connection with the Spin-off, the Company issued common stock, as described above, to CHS stockholders.  In addition, pursuant to the Separation and Distribution Agreement, CHS contributed capital in excess of par value of common stock of $530.6 million, in lieu of a cash settlement payment, related to the remaining intercompany indebtedness with CHS and the Parent’s equity attributable to CHS.  See Note 1 — Description of the Business and Spin-off for a summary of the major transactions that occurred on April 29, 2016 to effect the Spin-off.

Accumulated Deficit

Accumulated deficit of the Company, as shown on the consolidated and combined balance sheet as of December 31, 2016, represents the Company’s cumulative net losses since the Spin-off.  The cumulative earnings and losses of the Company prior to the Spin-off were included in Due to Parent, net, in the consolidated and combined balance sheets.

Parent’s Equity

Prior to the Spin-off, the purchase of shares from noncontrolling interest partners and the changes in valuation of redeemable shares of noncontrolling interests investments were accounted for as Parent’s equity in the consolidated and combined balance sheets.  Parent’s equity was reclassified as additional paid-in capital in connection with the Spin-off.